Filed with the Securities and Exchange Commission on February 26, 1999.

                                                           File No. 33-13863
                                                           File No. 811-1090

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ------
         Post-Effective Amendment No.  14
                                     ------
                                                 and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  25
                      ------

                              The Japan Fund, Inc.
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                            -------------
                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
        -------
                  on ________________ pursuant to paragraph (b)
        -------
                  60 days after filing pursuant to paragraph (a)(i)
        -------
           X      on May 1, 1999 pursuant to paragraph (a)(i)
        -------
                  75 days after filing pursuant to paragraph (a)(ii)
        -------
                  on ________________ pursuant to paragraph (a)(ii) of Rule 485.
        -------

If appropriate, check the following:


        ------- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Japan Fund, Inc.





Prospectus
May 1, 1999

The fund seeks to provide long-term capital appreciation by investing primarily in the equity securities of Japanese companies.

Mutual funds:

o        are not FDIC-insured
o        have no bank guarantees
o        may lose value

No-Load/No Sales Charge

CONTENTS


FUND DESCRIPTION...............................................................3

   INVESTMENT OBJECTIVE........................................................3
   MAIN INVESTMENT STRATEGY....................................................3
   OTHER INVESTMENTS...........................................................4
   RISK MANAGEMENT STRATEGIES..................................................4
   MAIN RISKS..................................................................4

ABOUT THE FUND.................................................................5

   PAST PERFORMANCE............................................................5
   FEE AND EXPENSE INFORMATION.................................................6
   A MESSAGE FROM THE PRESIDENT................................................7
   INVESTMENT ADVISER..........................................................7
   PORTFOLIO MANAGEMENT........................................................8
   YEAR 2000 READINESS.........................................................8
   DISTRIBUTIONS...............................................................9
   TAXES.......................................................................9
   FINANCIAL HIGHLIGHTS.......................................................10

ABOUT YOUR INVESTMENT.........................................................11

   TRANSACTION INFORMATION....................................................11
   BUYING AND SELLING SHARES..................................................12
   PURCHASES..................................................................12
   EXCHANGES AND REDEMPTIONS..................................................13
   INVESTMENT PRODUCTS AND SERVICES...........................................14

Fund Description

Investment objective

The fund seeks to provide long-term capital appreciation. The fund's investment objective and policies may not be changed without shareholder approval.

Main investment strategy

The fund pursues its objective by investing at least 80% of its assets in securities (including American Depository Receipts) issued by Japanese companies with varying market capitalizations, which the fund's management believes offer the potential for greater-than-average growth.

The fund defines a Japanese company as follows:

o        a company organized under the laws of Japan;

o        a company affiliated with a Japanese company; or

o a company, wherever organized, that derives 50% or more of its revenues from Japan.

The fund may invest in equity securities, such as common and preferred stock, debt securities convertible into common stock and common stock purchase warrants, as well as debt securities, such as those issued by the government of Japan and Japanese companies, when the fund's management believes that the potential for capital appreciation from debt securities equals or exceeds that available from equity securities.

The fund anticipates that most equity securities of Japanese companies in which it invests will be listed on Japanese securities exchanges. However, the fund may also invest up to 30% of its net assets in equity securities that are traded in an over-the-counter market. All debt securities in which the fund may invest will be investment grade.

In evaluating a particular investment, the fund's management considers a number of factors, including:

o        the size of the company;

o        the depth and quality of the company's management;

o the company's product line, business strategy, or competitive position in its industry;

o        marketing and technical strengths;

o        research and development efforts;

o        financial strength;

o        cost structure;

o        revenue and earnings growth potential; and

o        price-earnings ratios and other stock valuation measures.

A security is typically sold when, in the opinion of the portfolio management team, the stock has reached its fair market value and its appreciation is limited, a company's fundamentals and competitive strength have deteriorated, the portfolio management team loses confidence in the company's management, the fund's portfolio is too heavily weighted in a particular stock or industry, or more attractive alternatives are available in other companies or sectors.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other Investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities or that are based on indices).

Risk Management Strategies

The fund manages risk by diversifying its investments within the Japanese stock market among the broad universe of publicly traded companies, from the largest blue-chip companies to smaller companies that are traded in the over-the-counter market.

As a temporary defensive measure, the fund may invest more than 20% of its assets in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its objective.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives may magnify losses.

Main Risks

The primary factor affecting this fund's performance is stock market movements in Japan. Downturns in the Japanese stock markets may contribute to weakness in, or could have an adverse impact on, the Japanese economy. Foreign investments, particularly those in small companies traded in the over-the-counter market, carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Moreover, if the portfolio managers' strategy or certain securities don't perform as expected, the fund could substantially underperform other mutual funds that invest in Japan or lose money. To the extent that the fund invests in bonds, the most significant risk is that interest rates will rise, and the prices of bonds held by the fund will fall in proportion to their duration. It is also possible that bonds in the fund's portfolio could be downgraded in credit rating or go into default.

About the Fund

Past performance

[TO BE UPDATED]

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31 [Bar Graphics To Be Inserted]

 ---------------------------------------------------------------------------------------------------------
 Total Return:    24.29%   -14.40% -10.92%  -9.07%   10.03%   23.64%   -16.74% 3.11%    -16.36%  11.63%
 ---------------------------------------------------------------------------------------------------------
 Year:            1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
 ---------------------------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of [x/x/xx] was ___%.

--------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------
For periods ended                             Tokyo Stock Exchange
December 31, 1998                   Fund          Price Index
--------------------------------------------------------------------
One Year                           24.29%            7.71%
--------------------------------------------------------------------
Five Year                          -1.05%            -4.87%
--------------------------------------------------------------------
Ten Year                           -0.62%            -5.75%
--------------------------------------------------------------------


The Tokyo Stock Exchange Stock Price Index is an unmanaged capitalization weighted measure (adjusted in U.S. dollars) of all shares listed on the first section of the Tokyo Stock Exchange.

Index returns assume dividend reinvestment net of withholding tax and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

 ---------------------------------------------------------------------------------------
 Shareholder Fees:  Fees paid directly from your investment.
 ---------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
 ---------------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                             NONE
 ---------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
 ---------------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE*
 ---------------------------------------------------------------------------------------
 Exchange fee                                                     NONE*
 ---------------------------------------------------------------------------------------


 ---------------------------------------------------------------------------------------
 Annual fund operating expenses (expenses that are deducted from fund assets):
 ---------------------------------------------------------------------------------------
 Management fee                                                   0.78%
 ---------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
 ---------------------------------------------------------------------------------------
 Other expenses                                                   0.48%
 ---------------------------------------------------------------------------------------
 Total annual fund operating expenses                             1.26%
 ---------------------------------------------------------------------------------------

* If you wish to receive your redemption proceeds via wire transfer, there is a $5 wire service fee. For additional information, please see "Transaction information: Exchanges or Redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.


---------------------------------------------------------------
One Year                                   $128
---------------------------------------------------------------
Three Years                                $400
---------------------------------------------------------------
Five Years                                 $692
---------------------------------------------------------------
Ten Years                                  $1,523
---------------------------------------------------------------

Actual fund expenses and returns vary from year to year, and may be higher or lower than those shown.

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds; IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds is offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

Investment adviser

The fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), 345 Park Avenue, New York, New York, to manage the fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser actively manages your investment in the fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of X.XX% of the fund's average daily net assets on an annual basis.

Portfolio management

The fund is managed by a team of investment professionals, who each plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The  following  investment   professionals  are  associated  with  the  fund  as
indicated:

[To Be Updated]

--------------------------------------------------------------------------------------
Name and Title             Joined the Fund   Responsibilities and Background
--------------------------------------------------------------------------------------
Seung Kwak                 1989              Mr. Kwak joined the Adviser in 1988 as
Lead Manager                                 a portfolio manager, and has overseen
                                             the fund's day-to-day operations since
                                             1994. He began his investment career in
                                             19XX.
--------------------------------------------------------------------------------------
Elizabeth J. Allan         1987              Ms. Allan joined the Adviser in 1987 as
Manager                                      a portfolio manager. Ms. Allan helps
                                             set the fund's general investment
                                             strategy. She began her investment
                                             career in 19XX.
--------------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which the fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the "Year 2000 issue." Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the fund's business and operations, such as problems with calculating net asset value and difficulties in implementing the fund's purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by the fund or on global markets or economies generally.

Distributions

The fund intends to distribute dividends from its net investment income annually, in December. The fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, annually also in December. An additional distribution may be made at a later date, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of the fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

Differences between dividend distributions reported to shareholders for tax purposes and actual distributions received by shareholders as either cash or additional shares may reflect the fund's payment of withholding taxes imposed by Japan of 15% on dividends and of 10% on interest under the tax treaty between the United States and Japan. Such payments to Japan are considered distributions to shareholders for tax purposes. Subject to applicable limitations, such amounts may be claimed as a foreign tax credit by shareholders or may be deducted by shareholders in computing their federal taxable income.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a distribution because you may receive part of your investment back as a taxable distribution.

A sale or exchange of shares is a taxable event and may result in a capital gain or loss, which may be long-term or short-term, generally depending on how long you owned the shares.

The fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

The fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

Financial highlights

The financial highlights table is intended to help you understand the fund's financial performance for the periods indicated. [Certain information reflects financial results for a single fund share outstanding throughout the fiscal period (a).] The total return figures represent the rate that an investor would have earned (or lost) on an investment in the fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request by calling Japan Fund Specialists at 1-800-53-JAPAN, or, for existing investors, by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         [INSERT TABLE]
         [TO BE UPDATED]

About Your Investment

Transaction information

Share price

The fund's custodian, Brown Brothers Harriman & Co., determines the net asset value per share of the fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern standard time, on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of total fund assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the fund's assets. If a market price is not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

Processing time

All purchase and redemption requests received in good order at the fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day. All other requests that are in good order will be executed the following business day.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-53-JAPAN.

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in the fund's share price.

Minimum balances

Generally, shareholders who maintain a non-fiduciary account balance of less than $2,500 in the fund and have not established an automatic investment plan will be assessed an annual $10.00 per fund charge; this fee is paid to the fund. The fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Other policies

The fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the fund's assets). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

The minimum initial investment is $2,500; $1,000 for IRAs. Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums - see the appropriate plan literature. Make checks payable to "The Japan Fund, Inc.."

--------------------------------------------------------------------------------------------------------
By Mail         Send your completed and signed application and check

                 By regular mail to:                or by express, registered, or certified mail to:
                 The Japan Fund Service Center      The Japan Fund Service Center
                 P.O. Box 2291                      66 Brooks Drive
                 Boston, MA  02107-2291             Braintree, MA  02184
--------------------------------------------------------------------------------------------------------
By Wire         Call 1-800-53-JAPAN for instructions.
--------------------------------------------------------------------------------------------------------
In Person       Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Centers are located in Boca Raton,

                Boston, Chicago, New York and San Francisco.
--------------------------------------------------------------------------------------------------------

To buy additional shares

The minimum additional investment is $100; $50 for IRAs. Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums - see the appropriate plan literature. Make checks payable to "The Japan Fund, Inc."

----------------------------------------------------------------------------------------------
By Mail           Send a check  with the  tear-off  stub from your  account
                  statement,  or with a letter  of  instruction  including  your account number and the complete fund name, to the  appropriate address listed above.
----------------------------------------------------------------------------------------------
By Wire           Call 1-800-53-JAPAN for instructions.
----------------------------------------------------------------------------------------------
In Person         Visit one of our Investor Centers to make an additional investment in your Scudder fund account. Investor Center locations are listed above.
----------------------------------------------------------------------------------------------
By Telephone      Call 1-800-53-JAPAN for instructions.
----------------------------------------------------------------------------------------------
By  Automatic     You may arrange to make  investments  of $50 or more on a regular
                  Investment Plan basis through automatic deductions from your bank checking account. Please call 1-800-53-JAPAN for more information and an enrollment form.
----------------------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

The minimum investments are $2,500 to establish a new account and $100 to exchange among existing accounts.

---------------------------------------------------------------------------------------------------------------
By Telephone      To speak with a service representative, call 1-800-53-JAPAN from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), The Scudder Automated Information Line, call 1-800-343-2890 (24 hours a day).
---------------------------------------------------------------------------------------------------------------
By Mail or Fax Print or type your instructions and include:
                  - the name of the fund and class and the account number you are exchanging from;
                  - your name(s) and address as they appear on your account;
                  - the dollar amount or number of shares you wish to exchange;
                  - the name of the fund and class you are exchanging into;
                  - your  signature(s)  as it appears on your  account; and
                  - a daytime telephone number.

                  Send your instructions by           or by express, registered, or       or by fax to:
                  regular mail to:                    certified mail to:
                  The Japan Fund Service Center       The Japan Fund Service Center       1-800-821-6234
                  P.O. Box 2291                       66 Brooks Drive
                  Boston, MA 02107-2291               Braintree, MA  02184
---------------------------------------------------------------------------------------------------------------


To sell shares

---------------------------------------------------------------------------------------------------------------
By Telephone        To  speak  with a  service  representative,  call
                    1-800-53-JAPAN from 8 a.m. to 8 p.m. eastern time. To access
                    SAIL(TM),   The  Scudder  Automated   Information  Line,  call
                    1-800-343-2890  (24  hours a day).  You may have  redemption
                    proceeds  sent  to  your  predesignated  bank  account,   or
                    redemption  proceeds of up to $100,000  sent to your address of record.
---------------------------------------------------------------------------------------------------------------
By Mail or Fax      Send your instructions for redemption to the appropriate address or fax number above and include:
                    - the name of the fund and class and account number you are redeeming from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to redeem;
                    - your  signature(s) as it appears on your account;  and
                    - a daytime telephone number.
---------------------------------------------------------------------------------------------------------------
By Automatic        You may arrange to receive  automatic  cash payments  periodically.
Withdrawal Plan     Call 1-800-53-JAPAN for  more information and an enrollment form.
---------------------------------------------------------------------------------------------------------------

INVESTMENT PRODUCTS AND SERVICES

The Scudder Family of Funds]
--------------------------------------------------------------------------------

Money Market
------------
Scudder U.S. Treasury Money Fund
Scudder Cash Investment Trust
Scudder Money Market Series --
  Prime Reserve Shares*
  Premium  Shares*
  Managed Shares*
Scudder Government Money Market
  Series -- Managed Shares*

Tax Free Money Market+
----------------------
Scudder Tax Free Money Fund
Scudder Tax Free  Money Market Series --
  Managed Shares*
Scudder California Tax Free Money Fund**
Scudder New York Tax Free Money Fund**

Tax Free+
---------
Scudder Limited Term Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder High Yield Tax Free Fund
Scudder California Tax Free Fund**
Scudder Massachusetts Limited Term Tax Free Fund**
Scudder Massachusetts Tax Free Fund**
Scudder New York Tax Free Fund**
Scudder Ohio Tax Free Fund**
Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund
Scudder GNMA Fund
Scudder Income Fund
Scudder Corporate Bond Fund
Scudder High Yield Bond Fund

Global Income
-------------
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Emerging Markets Income Fund

Asset Allocation
----------------
Scudder Pathway Conservative Portfolio
Scudder Pathway Balanced Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
Scudder Balanced Fund
Scudder Dividend & Growth Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education accounts
--------------------------------------------------------------------------------

Traditional IRA
Roth IRA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Variable Annuities
  Scudder Horizon Plan **]]
  Scudder Horizon Advanage **]]]

Education Accounts
------------------
Education IRA
UGMA/UTMA

Closed-end funds#
--------------------------------------------------------------------------------

The Argentina Fund, Inc.           Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.              Scudder New Asia Fund, Inc.
The Korea Fund, Inc.               Scudder New Europe Fund, Inc.
Montgomery Street Income
  Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

] Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*       A class of shares of the fund.

**      Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

]] A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

]]] A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Service Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By phone:                                         In person:
--------------------------------------------------------------------------------
Call Scudder Investor Relations                   Public Reference Room
at 1-800-53-JAPAN                                 Securities and Exchange
Or                                                Commission,
For existing Scudder investors, call              Washington, D.C.
the Scudder Automated Information Line            (Call 1-800-SEC-0330 for more
(SAIL) at 1-800-343-2890 (24 hours a day).        information).
--------------------------------------------------------------------------------
By mail:                                          By internet:
--------------------------------------------------------------------------------
Scudder Investor Services, Inc.                   http://www.sec.gov
Two International Place Boston, MA 02110-4103     http://www.scudder.com
Or
Public Reference Section, Securities and Exchange
Commission, Washington, D.C. 20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------
The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:

Printed with SOY INK        Printed on recycled paper

                              THE JAPAN FUND, INC.

                      A No- Load (No Sales Charges) Mutual
                       Fund Which Seeks Long-Term Capital
                     Appreciation By Investing Primarily in
                          Equity Securities of Japanese
                                    Companies


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999

--------------------------------------------------------------------------------


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Japan Fund, Inc. dated May 1, 1999, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103, care of The Japan Fund Service Center.

      The Annual Report to Shareholders of The Japan Fund, Inc. dated December 31, 1998 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                                                                   Page
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.......................................................................1
         Investment Objective and Policies............................................................................1
         Master/feeder structure......................................................................................2
         Specialized Investment Techniques............................................................................2
         Investment Restrictions.....................................................................................11

JAPAN AND THE JAPANESE ECONOMY.......................................................................................12
         Economic Trends.............................................................................................13
         Industrial Production.......................................................................................14
         Energy......................................................................................................16
         Labor.......................................................................................................16
         Prices......................................................................................................16
         Balance of Payments.........................................................................................17
         Foreign Trade...............................................................................................17

SECURITIES MARKETS IN JAPAN..........................................................................................20

PURCHASES AND EXCHANGES..............................................................................................22
         Additional Information About Opening An Account.............................................................22
         Additional Information About Making Subsequent Investments..................................................23
         Additional Information About Making Subsequent Investments by QuickBuy......................................23
         Checks......................................................................................................24
         Wire Transfer of Federal Funds..............................................................................24
         Share Price.................................................................................................24
         Share Certificates..........................................................................................24
         Other Information...........................................................................................25
         Exchanges...................................................................................................25

REDEMPTIONS..........................................................................................................26
         Redemption by Telephone.....................................................................................26
         Redemption By QuickSell.....................................................................................27
         Redemption by Mail or Fax...................................................................................27
         Redemption-in-Kind..........................................................................................27
         Other Information...........................................................................................28


FEATURES AND SERVICES OFFERED BY THE FUND............................................................................28
         The  No- Load Concept.......................................................................................28
         Internet access.............................................................................................29
         Dividends and Capital Gains Distribution Options............................................................30
         Scudder Investor Centers....................................................................................30
         Reports to Shareholders.....................................................................................30
         Transaction Summaries.......................................................................................30


THE SCUDDER FAMILY OF FUNDS..........................................................................................30

                                                                                                                   Page
SPECIAL PLAN ACCOUNTS................................................................................................35
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................35
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........36
         Scudder IRA:  Individual Retirement Account.................................................................36
         Scudder Roth IRA:  Individual Retirement Account............................................................37
         Scudder 403(b) Plan.........................................................................................37
         Automatic Withdrawal Plan...................................................................................37
         Group or Salary Deduction Plan..............................................................................38
         Automatic Investment Plan...................................................................................38
         Uniform Transfers/Gifts to Minors Act.......................................................................38

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................38

PERFORMANCE AND OTHER INFORMATION....................................................................................39
         Comparison of Fund Performance..............................................................................40
         Taking a Global Approach....................................................................................43

FUND ORGANIZATION....................................................................................................44

INVESTMENT ADVISORY ARRANGEMENTS.....................................................................................44
         Personal Investments by Employees of the Adviser............................................................47

DIRECTORS AND OFFICERS...............................................................................................47

REMUNERATION.........................................................................................................50

DISTRIBUTOR..........................................................................................................51

TAXES................................................................................................................52
         United States Federal Income Taxation.......................................................................52
         Japanese Taxation...........................................................................................56

PORTFOLIO TRANSACTIONS...............................................................................................56
         Brokerage Commissions.......................................................................................56

NET ASSET VALUE......................................................................................................57

ADDITIONAL INFORMATION...............................................................................................58
         Experts.....................................................................................................58
         Public Official Documents...................................................................................58
         Other Information...........................................................................................58

FINANCIAL STATEMENTS.................................................................................................59

APPENDIX

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


               (See "Fund Description" in the Fund's prospectus.)


Investment Objective and Policies


      The Japan Fund, Inc. (the "Fund") is a no- load, diversified, open-end management investment company which continually offers and redeems its shares. It is a company of the type commonly known as a mutual fund.


      The Fund's investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies, as described below.

      The Fund deems its investment objective a matter of fundamental policy and elects to treat it as such pursuant to Sections 8(b)(3) and 13(a)(3) of the Investment Company Act of 1940 (the "1940 Act").


      Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities; that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. In so doing, the Fund's investments in Japanese securities will be primarily in common stocks of Japanese companies. However, the Fund may also invest in other equity securities issued by Japanese entities, such as warrants and convertible debentures, and in debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities.


      The Fund may invest up to 20% of its assets in cash or in short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements in order to earn income for periods as short as overnight. Where the Fund's management determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities. For instance, there may be periods when changes in market or other economic conditions, or in political conditions, will make advisable a reduction in equity positions and increased commitments in cash or corporate debt securities, whether or not Japanese, or in the obligations of the Government of the United States or of Japan or of other governments.


      The Fund purchases and holds securities that the Adviser believes have the potential for long-term capital appreciation; investment income is a secondary consideration in the selection of portfolio securities. It is not the policy of the Fund to trade in securities or to realize gain solely for the purpose of making a distribution to its shareholders.

      It is not the policy of the Fund to make investments that involve promotion or business management or that would subject the Fund to unlimited liability or for the purpose of exercising control over management.

      The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies that are traded in an over-the-counter market rather than listed on a securities exchange. These are generally securities of relatively small or little-known companies that the Fund's investment adviser believes have above-average earnings growth potential. Securities that are traded over-the-counter may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies, which are often traded on a national securities exchange.

      The Fund may make contracts, incur liabilities , borrow money, and issue bonds, notes and obligations, as permitted by the laws of Maryland, by the 1940 Act and by the Fund's Articles of Incorporation.


      It is the Fund's policy not to underwrite the sale of, or participate in any underwriting or selling group in connection with the public distribution of, any securities; provided, however, that this policy shall not be construed to prevent or limit in any manner the Fund's right to purchase securities for its investment portfolio, whether or not such purchase might be deemed to make the Fund an underwriter or a participant in any such underwriting or selling group.

      It is the policy of the Fund not to engage in the purchase and sale of real estate, other than real estate deemed by the Board of Directors to be necessary and convenient for the operation of the Fund's affairs; provided, however, that this policy shall not be construed to prevent or limit in any manner the Fund's right to purchase, acquire and invest in securities of real estate companies or other companies owning or investing in real estate.


      It is the Fund's policy not to make loans, other than by way of making investments in corporate debt securities or government obligations or commercial paper as described above.


Master/feeder structure


      The Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure, as described below.


      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Specialized Investment Techniques

      Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on futures contracts on foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

      Depositary Receipts. The Fund may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

      Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital growth, the Fund may invest up to 20% of its total assets in debt securities of both foreign and domestic issuers. Portfolio debt investments will be selected for their capital appreciation potential on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase bonds, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Adviser. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," "not readily marketable" or "illiquid" restricted securities, i.e., which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of illiquid securities.

      Generally speaking, restricted securities may be sold in the U.S. only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      Convertible Securities. The Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

      The convertible securities in which the Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


      As fixed income securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

      Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and any foreign bank or any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Fund's management to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P or at least as high as that of other obligations the Fund may purchase.

      A repurchase agreement, which provides a means for the Fund to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) acquires a U.S. Government security ("Government Obligation") and the seller agrees, at the time of sale, to repurchase the Government Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase price and repurchase prices may be the same with interest owed to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the Government Obligation subject to the repurchase agreement.

      For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Government Obligation subject to the repurchase agreement. It is not clear whether a court would consider the Government Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Government Obligation before repurchase of the Government Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Government Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Government Obligation, the Fund may be required to return the Government Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Fund's management seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Government Obligation.

      Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Government Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Government Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

      A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

      Investments in Other Investment Companies. The Fund may invest in securities of closed-end investment companies. To the extent that the Fund does so invest, it will, by virtue of its investment therein, pay a pro rata portion of any investment advisory fees payable to the advisers of such closed-end investment companies. An investment by the Fund in any such closed-end investment company would thereby result in Fund shareholders indirectly paying an advisory fee in addition to that payable to the Fund's adviser.

      Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors , collars, currency forward contracts, currency futures contracts, currency swaps, or options on currencies or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, investments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the Fund and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.


      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

      General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.


      General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management , risk management purposes and return enhancements. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.


      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

      Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


      Currency Transactions. The Fund may engage in currency transactions with Counterparties, primarily in order to hedge, or manage the risk of, the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.


      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

      Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


      Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


      Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency , index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


      Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

      Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

      Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate any liquid assets to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or any liquid assets at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate any liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate any liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate any liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.


      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.


      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions



      The Fund may not, as a fundamental policy:

      (a) borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time;

      (b) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (c) purchase physical commodities or contracts relating to physical commodities;

      (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (f) make loans to other persons except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans; or

      (g) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond that specified limit resulting from a change in values or net assets will not be considered a violation.

      The Fund may not, as a nonfundamental policy:

      (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (7) lend portfolio securities in an amount greater than 5% of its total assets.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

      The 1940 Act imposes certain additional restrictions affecting the Fund's investments.

      For purposes of determining whether a percentage restriction on investment or utilization of assets as set forth above under "Investment Objective and Policies," "Investment Restrictions" or "Other Investment Policies" has been adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of such restriction.

                         JAPAN AND THE JAPANESE ECONOMY*


                          [THIS SECTION TO BE REVISED]


      Because of distance, as well as differences in language, history, and culture, Japan remains relatively unfamiliar to many investors. The archipelago of Japan stretches for 1300 miles in the western Pacific Ocean and comprises an area of approximately 146,000 square miles. The four main islands, Hokkaido, Honshu, Kyushu and Shikoku, cover the same approximate range of latitude and the same general range of climate as the east coast of the United States north of Florida. The archipelago has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.


      Japan has a total population of approximately 125 million. Life expectancy is one of the highest in the world. Literacy in Japan approaches 100%. Nearly 90% of Japanese students graduate from high school. Approximately 37% go on to college or university. Approximately 45% of the total population of Japan are concentrated in the metropolitan areas of Tokyo, Osaka and Nagoya, cities with some of the world's highest population densities.


      Over the post war period Japan has experienced significant economic development. Today Japan is the second largest industrial nation in the world in terms of GDP, with the United States being the largest. During the era of high economic growth in the 1960s and early 1970s the expansion was based on the development of heavy industries such as steel and shipbuilding. In the 1970s, Japan moved into assembly industries that employ high levels of technology and consume relatively low quantities of resources, and since then has become a major producer of automobiles and electrical and electronic products. In the 1980s, as Japan experienced a sharp appreciation of its currency, Japanese manufacturers increasingly moved their production offshore, while domestic demand was driven by a boom in consumption, housing, construction, and private capital expenditures. After the sharp collapse in the stock market, which began in 1990s, the Japanese economy has been in an adjustment phase, dealing with excess capacity and lower growth.

      Another development in the Japanese economy in the 1990s was a growing trend of deregulation and globalization. Import restrictions on many products, ranging from meats to gasoline were gradually lifted, and deregulation proceeded in industries ranging from retail, communication, transportation, finance, and many others.


      In the 1990s, asset price declines and excess capacity in many sectors has continued to support a largely disinflationary environment.


      Japan's economy is a market economy in which industry and commerce are predominantly privately owned and operated. However, the Government is involved in establishing and meeting objectives for developing the economy and improving the standard of living of the Japanese people. In order to achieve its economic objectives, the Government has generally relied on providing the prerequisite business environment and administrative guidance. The agencies of

----------
* WHERE FIGURES IN TABLES UNDER THIS CAPTION HAVE BEEN ROUNDED OFF, THE TOTALS MAY NOT NECESSARILY AGREE WITH THE SUM OF FIGURES.

the Government primarily concerned with economic policy and its implementation are the Economic Planning Agency, The Ministry of Finance (MOF) and the Ministry of International Trade and Industry (MITI). The Bank of Japan, Japan's central bank, also acts in this field.

Economic Trends


      During the ten and five-year periods ended December 31, 1998, Japan's gross domestic product in constant prices increased at an average annual compound growth rate of XX.X% and XX.X%, respectively. The low rate of growth in the past five years has resulted from Japan's attempt to cope with the aftermath of speculative expansion of the late eighties. Several fiscal stimulus packages have failed to initiate a robust recovery. Growth of 1.0% in 1992 was followed by an increase of only 0.3% in 1993, 0.6% in 1994 and 1.5% in 1995. Early in 1995, the economy received a further shock with the devastating earthquake in the Kobe area. But even more serious in its impact on the economy was the sharp rise of the yen in early 1995. The yen reached XX yen to the dollar in mid-April, a rise of XX% from the beginning of the year, imparting a deflationary bias to the economy and threatening the fragile recovery. Subsequent action by the government and the Bank of Japan resulted in a decline of the yen. By XXXX X, 1998, the yen was XXX to the dollar, a depreciation of XX.X% from its high in 1995. Further Government stimulus and easy money policies, the depreciation of the yen and the front-loading of demand for durable goods and housing investment before the consumption tax hike on April 1, 1997 have resulted in increasing activity during 1996. Gross domestic product rose 3.9% in 1996. In 1997, the growth rate of gross domestic product slowed to 0.9% mainly due to a drop off in consumer spending and housing investment in reaction to the consumption tax hike.

      The following table sets forth the composition of Japan's gross domestic product in yen and in percentage terms. In addition, the gross domestic product in constant yen and the gross domestic deflator are shown.

                             Gross Domestic Product
                              (In trillions of yen)


                                             1993         1994         1995        1996         1997         1998
                                             ----         ----         ----        ----         ----         ----
GDP at Current Prices                       475.4        479.3        483.2       500.4        507.3
Consumption                                 323.5        331.9        337.9       347.6        356.4
    Private                                 278.7        286.2        290.5       299.3        307.5
    Public                                   44.8         45.7         47.4        48.3         48.9

Fixed Investment                            140.4        137.3        137.6       148.3        143.7
    Private                                  99.7         96.0         96.3       104.5        104.1
    Public                                   40.7         41.3         41.3        43.8         39.6

Change in Inventories                         0.6          0.0          0.5         1.2          1.1

Net Exports of Goods and Services            10.9         10.0          7.1         2.7          6.0
    Exports of Goods and Services            44.2         44.4         45.4        49.7         56.4
    Imports of Goods and Services           -33.3        -34.4        -38.3       -47.0         50.4

GDP at Constant (1990) Prices               452.3        455.2        461.9       480.0        484.3
GDP Deflator (1990=100)                     105.1        105.3        104.6       104.1        104.7

Percentage Increase of GDP
At Current Prices                            0.9%         0.8%         0.8%        3.4%         1.5%
At Constant Prices                           0.3%         0.6%         1.5%        3.9%         0.9%
    Deflator                                0.07%         0.2%        -0.6%       -0.5%         0.6%

Percentage Distribution of GDP
Consumption                                 68.0%        69.2%        69.9%       69.6%        70.2%
Fixed Investment                            24.6%        23.3%        23.5%       24.2%        23.6%
Change in Inventories                        0.2%         0.0%         0.2%        0.2%         0.2%
Exports of Goods and Services                9.3%         9.3%         9.4%        9.9%        11.1%
Imports of Goods and Services               -7.0%        -7.2%        -7.9%       -9.4%        -9.9%
                                            ----         ----         ----        ----         ----
Total GDP                                   100.0%       100.0%       100.0%      100.0%       100.0%       100.0%

Source: Economic Planning Agency, Quarterly Report on National Accounts (XXXXXX
199X).


Industrial Production


      The following table sets forth indices of industrial production of Japan and other selected industrial countries for the six years ending with calendar year 1998 (with 1990 as 100):

                        INDICES OF INDUSTRIAL PRODUCTION
                                    1990=100


                                   1993        1994         1995         1996         1997         1998
                                   ----        ----         ----         ----         ----         ----
Japan                               91.2        91.8         94.9         97.7        101.9
United States                      104.6       110.3        115.7        119.8        125.8
Germany ('91=100)                   92.6        96.6         98.1         99.8        100.8*
United Kingdom                      99.1       104.5        106.7        107.9        109.7*
France                              93.9        97.4         99.0         99.8        103.4*
Italy                               94.4       101.7        107.9        104.8        118.4*
Canada                             101.8       107.9        112.4        114.0        119.5*

*    XXXX 199X through  XXXXX 199X

Source:  IMF, International Financial Statistics (XXXX 199X).
         OECD, Main Economic Indicators (XXXX 199X).

      The following table sets forth the proportion of gross domestic product contributed by major industrial sectors of the economy for 19XX through 19XX:


                  GROSS DOMESTIC PRODUCT* BY INDUSTRIAL SECTORS


                                            1990    1991      1992       1993      1994       1995     1996**      1997
                                            ----    ----      ----       ----      ----       ----     ----        ----
Ariculture, Forestry and Fisheries           2.5%    2.4%      2.3%       2.1%      2.1%       1.9%
Mning                                        0.3     0.2       0.2        0.2       0.2        0.2
Cnstruction                                 10.1    10.2      10.3       10.8      10.8       10.3
Manufacturing                               28.2    28.1      27.1       25.5      24.5       24.7
Eectricity, Gas and Water                    2.6     2.6       2.7        2.7       2.8        2.8

Wholesale and Retail Trade                  13.6    13.7      13.1       12.9      12.7       12.7
Finance and Insurance                        5.9     5.5       5.2        4.7       5.2        4.8
Real Estate Transportation,                 10.9    10.9      11.5       12.2      12.7       12.9
  Communication and Other
 Public Utilities                            6.6     6.5       6.4        6.4       6.4        6.5
Srvices                                     14.8    15.1      16.0       16.7      16.8       17.0
Gvernment Services                           7.6     7.5       7.6        7.7       7.9        8.1
Private Non-Profit Institutions              2.0     2.0       2.0        2.1       2.2        2.3
Import Duty                                  0.6     0.6       0.6        0.6       0.6        0.6
Iputed Interest                             (5.8)   (5.5)     (5.3)      (4.8)     (4.9)      (4.7)
Satistical Discrepancy                      (0.0)    0.1       0.1        0.1       0.1       (0.1)
                                           -----   -----     -----      -----     -----      -----
      Total                                100.0%  100.0%    100.0%     100.0%    100.0%     100.0%    100.0%      100.0%
                                           -----   -----     -----      -----     -----      -----     -----       -----


      * Gross domestic product measures the value of original goods and services produced by a country's domestic economy. It is equal to gross national product, minus the income that residents receive from abroad for factor services rendered abroad, plus similar payments made to non-residents who contribute to the domestic economy.

      **    Data available in XXXXX, 199X.

Source:  Economic Planning Agency, Annual Report on National Accounts (199X).

Energy

      Japan has historically depended on oil for most of its energy requirements. Virtually all of its oil is imported, the majority from the Middle East. Oil price changes used to have a major impact on the domestic economy, but now their influence is relatively diminished.

      Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition to conservation efforts, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has also contributed to the reduction of oil consumption. Despite Japan's sustained economic growth, crude oil imports have not increased materially since 1979.

Labor


      In 199X approximately XX million persons, or approximately XX% of the Japanese population, were employed, of which approximately X% were employed in agriculture, forestry and fisheries, XX% in mining, construction and manufacturing and XX% in trade, finance, transportation and communication, and XX% in other service-related industries (including the government). Since 1980 an increasing proportion of the paid work force is female and an increasing number of people have been employed in service industries.


      Except for 1992 and 1993, productivity gains over the recent five-year period have exceeded or been close to the rise in wages with the result that unit labor costs have declined or risen only slightly. In 1992 and 1993, however, there were sharp declines in productivity that were due in part to Japan's labor policies, which tend to result in a decline of productivity when production falls since labor is not let go as rapidly as in other industrialized countries. As a result, unit labor costs rose in 1992 and 1993 with the rise in 1992 being very pronounced. With increases in productivity in 1994, 1995 and 1996 that exceeded the rise in wages, unit labor costs declined 0.8% in 1994, 1.3% in 1995 and 2.9% in 1996.


                                  MANUFACTURING

                     Wages              Productivity          Unit Labor Costs
                                 (annual percentage change)

1990                  5.3                    4.0                     1.2
1991                  3.4                    2.5                     0.9
1992                  1.2                   -5.4                     6.9
1993                  0.1                   -1.4                     1.6
1994                  2.1                    2.9                    -0.8
1995                  3.3                    4.7                    -1.3
1996                  2.5                    5.6                    -2.9
1997                   .                      .
1998

Source: Ministry of Labor, Monthly Labor Statistics (XXXX. 199X); Productivity
        Research Institute, Quarterly Journal of Productivity Statistics (Wages are for manufacturers who employ 30 or more persons.)


Prices


      In 199X the wholesale price index rose by XX.X% and the consumer price index rose by XX.X%.

      The tables below set forth the wholesale and consumer price indices for Japan and other selected industrial countries for which comparable statistics are available:

                       COMPARATIVE WHOLESALE PRICE INDICES
                                  (1900 = 100)


                                          1993           1994           1995           1996          1997           1998
        Japan                             95.0           93.0           92.2           92.3          93.7
        United States                    102.3          103.6          107.3          109.8         109.8
        Germany ('91=100)                101.6          102.2          104.0          103.5         104.8
        United Kingdom                   113.0          115.8          120.6          123.9         125.2
        France*                           94.4           95.4          101.1           98.5          97.9
        Italy                            112.9          117.2          129.3          134.0         134.2**
        Canada                           103.0          109.3          117.4          117.9         118.9


*    Intermediate Industrial Goods
**   January 1997 through November 1997


Source:  IMF, Int'l Financial statistics (XXXX 199X)
         OECD, Main Economic Indicators (XXXX 199X)


                       COMPARATIVE CONSUMER PRICE INDICES
                                  (1900 = 100)


                                      1993           1994          1995           1996           1997          1998
        Japan                         106.4          107.1         107.0          107.2         109.0
        United States                 110.6          113.4         116.6          120.0         122.9
        Germany ('91=100)             109.7          112.7         114.8          116.5         118.6
        United Kingdom                111.5          114.3         118.2          121.1         124.9
        France                        107.9          109.7         111.6          113.9         115.2
        Italy                         116.7          121.4         127.8          132.8         135.4*
        Canada                        109.2          109.4         111.8          113.5         115.3


*    January 1997 through November 1997


Source:  IMF, Int'l Financial Statistics (XXXX 199X)


Balance of Payments


      During the 1980s, Japan recorded increased trade surpluses and became the world's major creditor nation. In 199X, Japan registered a surplus of
(Y)XX,XXX.X ($XX.X billion) in its current account. This surplus was predominantly due to a surplus of (Y)XX,XXX.X ($XXX.X billion) in its trade account.

      In 199X, Japan registered an outflow of (Y)XX,xxx.x ($XXX.x billion) in its long-term capital account.


Foreign Trade


      Overseas trade is important to Japan's economy even though offshore production has eroded its importance. Japan has few natural resources and must export to pay for its imports of these basic requirements. During the year ended December 31, 1998, exports and imports represented approximately XX.X% and XX.X%, respectively, of Japan's current gross domestic product. Roughly three quarters of Japan's exports are machinery and equipment including motor vehicles, machine tools and electronic equipment. Japan's principal imports consist of raw materials, foodstuff and fuels, such as oil and coal.


      Japan's principal export markets are the United States, Canada, the United Kingdom, Germany, Australia, Korea, Taiwan and the People's Republic of China. The principal sources of its imports are the United States, South East Asia, the People's Republic of China and the Middle East.

      The following table shows (i) indices in yen terms of the value, volume and unit value (a measure of average prices) of Japanese exports and imports and
(ii) the Japanese terms of trade (the ratio of export to import prices), which is an indicator of a country's comparative advantage in trade. During 1994-95, the terms of trade improved as a result of the higher yen and generally declining world commodity prices. The terms of trade slightly lowered in 1996 and 1997 as a result of the rise in import prices reflecting lower yen rate.

                             FOREIGN TRADE OF JAPAN
                                  (1990 = 100)


                            Value Index              Volume Index            Unit Value Index         Terms
                      Exports      Imports      Exports       Imports      Exports      Imports      of Trade
                      --------------------      ---------------------      --------------------      --------
1992                   103.8         87.2        104.0         103.6         99.7         84.2        118.4
1993                    97.0         79.2        102.3         107.9         94.8         73.5        129.0
1994                    97.7         83.0        104.0         122.4         93.9         67.8        138.5
1995                   100.2         93.2        108.0         137.7         92.8         67.7        137.1
1996                   107.9        112.2        107.2         140.8        100.7         79.7        126.3
1997                   122.9        121.0        117.4         144.6        104.6         83.7        125.1
1998

Source:  Ministry of Finance, The Summary Report on Trade of Japan (XXXX 199X)


      The following table sets forth the composition of Japan's exports and imports by major commodity groups:

                   COMPOSITION OF JAPAN'S EXPORTS AND IMPORTS


Japan's Exports                  1992      1993       1994       1995       1996       1997       1998
Textile Products                 2.5%       2.3%       2.1%       2.0%       2.1%       2.0%
Metals & Metal Products          6.3        6.4        6.1        6.5        6.2        6.4
Machinery & Equipment:
     Ships                       2.3        2.8        2.9        2.4        2.2        2.2
     Motor Vehicles             17.8       16.2       14.4       12.0       12.3       14.0
     TV & Radio Receivers        1.6        1.4        1.2        1.0        0.9        0.8
     Motorcycles                 1.1        1.2        1.0        0.9        1.0        0.9
     Scientific, medical &
     optical instruments         4.0        3.9        4.0        4.2        4.2        4.3
     Other                      48.8       50.5       52.5       54.2       53.5       51.5
          Total                 75.6       76.0       76.0       74.7       74.1       73.7
Chemicals                        5.6        5.6        6.0        6.8        7.0        7.1
Foods & Beverages                0.6        0.6        0.5        0.5        0.5        0.5
Other Exports                    9.4        9.6        9.3        9.5       10.1       10.3
                               -----      -----      -----      -----      -----      -----      -----
          Total                100.0%     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                               -----      -----      -----      -----      -----      -----      -----

Japan's Imports                  1992      1993       1994       1995       1996       1997       1998

Foods & Beverages               16.0%      16.4%      17.0%      15.2%      14.5%      13.6%
Textile Materials                0.9        0.6        0.7        0.5        0.3        0.5
Chemicals                        7.4        7.5        7.4        7.3        6.7        6.9
Mineral Fuels:
     Petroleum                  12.9       11.6       10.1        8.9        9.6       10.3
     Coal                        2.6        2.5        2.1        2.0        2.0        2.0
     Other                       7.1        6.2        5.2        5.0        5.7        6.1
          Total                 22.6       20.3       17.4       15.9       17.3       18.4

Japan's Imports                 1992       1993       1994       1995       1996       1997       1998

Metal Ores & Scrap               3.3        2.4        2.7        2.3        2.0        2.2
Machinery & Equipment           18.4       19.4       21.7       26.3       27.5       28.0
Other Imports                   31.4       32.9       38.1       33.5       31.7       30.4
                               -----      -----      -----      -----      -----      -----      -----
          Total                100.0%     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                               -----      -----      -----      -----      -----      -----      -----

Source:  Ministry of Finance, The Summary Report - Trade of Japan (XXXX 199X).

      The following table indicates the geographic distribution of Japan's trade in recent years.

             GEOGRAPHIC DISTRIBUTION OF JAPAN'S EXPORTS AND IMPORTS


Japan's Exports                           1992      1993      1994      1995      1996      1997      1998
    Developed Areas
       U.S.A                              28.2%     29.2%     29.7%     27.3%     27.2%     27.8%
       EC                                 18.4      15.7      14.5      15.9      15.3      15.6
        Australia                          2.1       2.1       2.2       1.8       1.8       1.9
       Canada                              2.1       1.7       1.5       1.3       1.2       1.4
       Others                              3.6       3.0       2.8       1.7       1.8       1.7
                                        ------    ------    ------    ------    ------    ------
    Subtotal                              54.4      51.7      50.7      48.0      47.3      48.4

    Developing Areas
        S.E. Asia                         30.7%     32.5%     35.0%     38.3%     38.3%     36.5%
        Middle East                        4.5       3.7       2.8       2.3       2.7       2.8
        Latin America                      4.6       4.7       4.7       4.4       4.4       5.0
        Africa                             1.2       1.2       1.0       0.9       0.7       0.6
        Others                             0.3       0.4       0.4       0.5       0.5       0.6
                                        ------    ------    ------    ------    ------    ------
    Subtotal                              41.3      42.5      43.9      46.4      41.6      45.5

        Former Soviet Union
                                           0.3%      0.4%      0.3%      0.3%      0.3%      0.3%
        China                              3.5       4.8       4.7       5.0       5.3       5.2
        Others                             0.5       0.5       0.4       0.3       0.6       0.6
            Subtotal                       4.3       5.7       5.4       5.6       6.2       6.1
                                        ------    ------    ------    ------    ------    ------
    Total                                100.0%    100.0%    100.0%    100.0%    100.0%    100.0%
                                        ------    ------    ------    ------    ------    ------

Japan's Imports                           1992      1993      1994      1995      1996      1997      1998
    Developed Areas
        U.S.A                             22.4%     23.0%     22.8%     22.4%     22.7%     22.3%
        EC                                13.4      12.5      12.9      14.5      14.1      13.3
        Australia                          5.3       5.1       5.0       4.3       4.1       4.3
        Canada                             3.3       3.4       3.2       3.2       2.9       2.9
        Others                             4.5       4.1       4.3       3.2       2.9       1.8
                                        ------    ------    ------    ------    ------    ------
    Subtotal                              48.9      48.1      48.2      47.6      46.7      45.8

    Developing Areas
        S.E. Asia                         24.7%     25.2%     24.7%     25.3%     25.1%     23.9%
        Middle East                       12.5      11.3      10.2       9.4      10.1      11.4
        Latin America                      3.7       3.5       3.5       3.5       3.3       3.4
        Africa                             0.7       0.8       0.6       0.6       0.6       0.6
        Others                             0.4       1.1       1.2       1.7       1.2       1.0
                                        ------    ------    ------    ------    ------    ------
            Subtotal                      42.0      41.9      40.2      40.0      40.3      40.3

        Former Soviet Union                1.0%      1.2%      1.3%      1.4%      1.1%      1.3%
        China                              7.3       8.5      10.0      10.7      11.6      12.4
        Others                             0.8       0.8       0.9       0.3       0.3       0.2
            Subtotal                       9.1      10.5      12.2      12.4      13.0      13.9
                                        ------    ------    ------    ------    ------    ------
    Total                                100.0%    100.0%    100.0%    100.0%    100.0%    100.0%
                                        ------    ------    ------    ------    ------    ------

Source:  Ministry of Finance, The Summary Report--Trade of Japan (XXXX 199X).

                           SECURITIES MARKETS IN JAPAN


      There are eight stock exchanges in Japan. Of these, the Tokyo Stock Exchange, the Osaka Stock Exchange and the Nagoya Stock Exchange are the largest. The three main markets have two sections of stocks; generally, companies with smaller capitalization are listed on the second section. In addition, The Japan Over-The-Counter Trading Co. acts as the intermediary between securities companies wishing to trade shares on the over-the-counter
(OTC) market. The primary role of the OTC market is to facilitate the raising of funds from the investing public by unlisted, small and medium-sized companies. Equity securities of Japanese companies, which are traded in an over-the-counter market, are generally securities of relatively small or little-known companies.


      There are two widely followed price indices. The Nikkei Stock Average
(NSA) is an arithmetic average of 225 selected stocks computed by a private corporation. In addition, the Tokyo Stock Exchange publishes the TOPIX, formerly the TSE Index, which is an index of all first section stocks. The second section has its own index. Nihon Keizai Shimbun, Inc., the publisher of a leading Japanese economic newspaper, publishes the OTC Index.


      The following table shows the high, low and close of the Nikkei Stock Average, TOPIX and the Nikkei OTC Index for the years 1989 through 1998.

  Calendar                   NSA*                               TSE/TOPIX*                              OTC**
    Year        High         Low        Close        High         Low         Close        High         Low         Close
    ----        ----         ---        -----        ----         ---         -----        ----         ---         -----
    1989       38915.87    30183.79     38915.87     2884.80     2364.33      2881.37     2597.52     1315.40      2597.52
    1990       38712.88    20221.86     23848.71     2867.70     1523.43      1733.83     4149.20     2154.20      2175.48
    1991       27146.91    21456.76     22983.77     2028.85     1638.06      1714.68     3333.78     1918.06      1946.14
    1992       23801.18    14309.41     16924.95     1763.43     1102.50      1307.66     2022.41     1099.32      1227.93
    1993       21148.11    16078.71     17417.24     1698.67     1250.06      1439.31     1728.13     1200.84      1447.60
    1994       21552.81    17369.74     19723.06     1712.73     1445.97      1559.09     2002.73     1445.47      1776.25
    1995       20011.96    14485.41     19868.15     1585.87     1193.16      1577.70     1852.13     1194.77      1488.40
    1996       22666.80    19161.71     19361.35     1722.13     1448.45      1470.94     1747.17     1316.25      1330.55
    1997       20681.07    14775.22     15258.74     1560.28     1130.00      1175.03     1333.11      708.23       721.53
    1998

Sources:  *   Tokyo Stock Exchange, Annual Securities Statistics (199X); Monthly
              Statistics Report (Dec.   1989, 1990, 1991, 1993, 1994, 1995,
              1996, 1997, 1998).
          **  Annual Statistics of OTC Stocks (199X), issued by Japan Securities
              Dealers Association.


      In the five years ending December 1989, the Tokyo Stock Price Index (TOPIX) more than tripled, rising from 913.37 to 2881.37. The Index then declined 39.8% in 1990, 1.1% in 1991 and 23.7% in 1992, reaching, at that point, 1307.66. In 1993 the Index rose 10.1% to 1439.31, in 1994, 8.3% to 1559.09 and in 1995, 12% to 1577.70. In 1996, the Index declined 6.8% to 1470.94 and in
1997, 20.1% to 1175.03. Beginning in 1991, a number of trading improprieties, including allegations that some of the major brokerage firms engaged in unauthorized reimbursements to large corporate customers for stock market losses, have been reported in the press. The decline in stock prices has raised the cost of capital for industry and has reduced the value of stock holdings by banks and corporations. These effects have, in turn, contributed to the recent weakness in Japan's economy and could continue to have an adverse impact in the future.

      The following table presents certain statistics with respect to the trading of equity securities on the Tokyo Stock Exchange (first and second sections combined) and the OTC market for the past six years.


                       1993                1994                 1995                1996                 1997              1998
                   TSE       OTC       TSE       OTC       TSE       OTC        TSE       OTC      TSE         OTC     TSE       OTC
Market
Capitalization
(in billions
of yen)          324,357   11,228    358,392   14,558    365,716    14,535    347,578   14,904    280,930     9,228

Daily Average
Trading Volume
(000 shares)     353,394    4,374    342,163    8,994    369,613     9,763    405,549    9,766    439,049     5,614

Number of
Listed
Companies          1,667      477      1,689      564      1,714       678      1,766      762      1,805       834

Source:    Tokyo Stock Exchange, Monthly Securities Statistics (XXX 199X).


      Compared to the United States, the common stocks of many Japanese companies trade at a higher price-earnings ratio. Historically, investments in the OTC market have been more volatile than the TSE.

      The proportion of trading by institutional investors had tended to increase at the expense of individuals, but in the last three years of stock price declines, the share of trading represented by financial institutions and business corporations has fallen while the share of trading by foreigners has risen substantially as can be seen in the following table:


                      Financial            Business
                     Institutions        Corporations          Individuals          Foreigners            Other
      1990               37.4%               13.2%                31.2%                14.1%               4.1%
      1991               34.6                10.7                 31.0                 19.8                3.9
      1992               31.9                 8.5                 28.2                 27.4                4.0
      1993               34.6                 8.7                 28.0                 25.2                3.1
      1994               34.2                 7.3                 23.3                 32.2                3.0
      1995               30.3                 7.3                 25.8                 33.7                2.9
      1996               32.6                 5.9                 23.3                 36.4                2.8
      1997               28.6                 5.9                 24.7                 37.1                3.5
      1998

Source:    Tokyo Stock Exchange, Annual Securities Statistics (199X).


      The following table shows the price/earning ratios and rates of return for TOPIX for each of the past seven years. Because of differences in accounting methods used in Japan and the United States, the price/earning ratios are not directly comparable. The Japanese price/earnings ratio declined sharply in 1990, 1991 and 1992 as a result of the decline in stock prices. It rose in the period from 1993 through 1996 due in part to a recovery in stock prices but also to a decline in earnings. The rate of return declined 6% in 1996 and 19.2% in 1997 largely as a result in the decline in stock prices. In 1996 and 1997, the return on the TOPIX registered minus figures, but price/earnings ratio at the end of 1997 became the same.

                AVERAGE PRICE/EARNINGS RATIOS AND RATES OF RETURN

                                      Average
                                Price/Earnings Ratio             Rate of Return*

        1991                            37.8                           -0.5
        1992                            36.7                          -22.9
        1993                            64.9                           10.9
        1994                            79.5                            9.0
        1995                            86.5                            2.0
        1996                            79.3                           -6.0
        1997                            37.6                          -19.2
        1998


      * Rates of return in yen calculated on basis of closing prices and average dividends for each year.

Sources: Tokyo Stock Exchange, Annual Securities Statistics (1991, 1992, 1993, 1994, 1995, 1996, 1997, 1998); Monthly Statistics Report
             (Dec. 1989, 1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997, 1998).

      Following is a statistical comparison between the Tokyo Stock Exchange (both sections) and the New York Stock Exchange for the six years ending 1998:

                                  1993              1994                1995               1996               1997
                                                TSE      NYSE       TSE      NYSE      TSE      NYSE      TSE     NYSE    TSE   NYSE
Number of Companies          1667     2362     1689      2570      1714      2675     1766      2907     1805     3047

Aggregate Market Value
  in Billions of
  Dollars*                   2898     4545     3590      4448      3557      6000     2996      7300     2162     9413
  as Percentage of GDP         68       72       75        66        76        83       69        96       56      116

Turnover Ratio (%)             26       50       25        51        27        59       29        63       31       69

* Calculated on the basis of the yen conversion rate published by the IMF.
Sources:   Tokyo Stock Exchange, Annual Securities Statistics (199X).

      The following table, compiled by Morgan Stanley Capital International, sets forth the size of the Japanese equity market in comparison with that of other major equity markets for the years ending December 31, 1994, 1995, 1996 , 1997 and 1998.


                        EQUITY STOCK MARKETS OF THE WORLD
                              (dollars in billions)


                          December 1994            December 1995          December 1996           December 1997       December 1998
                         $            %          $             %         $             %          $             %      $          %
                        ---          ---        ---           ---       ---           ---        ---           ---    ---        ---
United States         4626.3        36.6       6338.0        41.9     7,835.9        45.1      8,607.4        47.2
Japan                 3624.5        28.7       3582.7        23.7     3,071.0        17.7      2,287.8        12.5
United Kingdom        1145.0         9.1       1354.3         9.0     1,740.1        10.0      2,097.6        11.5
Canada                 288.0         2.3        333.4         2.2       463.6         2.7        543.3         3.0
Federal Republic
of Germany             476.9         3.8        579.5         3.8       648.3         3.7        825.2         4.5
Australia              212.4         1.7        245.4         1.6       306.4         1.8        284.7         1.6
Switzerland            284.0         2.2        401.6         2.7       406.6         2.3        579.3         3.2
France                 444.3         3.5        504.5         3.3       600.8         3.5        677.9         3.7
Netherlands            224.4         1.8        304.3         2.0       393.4         2.3        358.3         2.0
Hong Kong              241.2         1.9        274.4         1.8       393.4         2.3        340.7         1.9
Other                 1072.8         8.5       1197.2         7.9     1,531.9         8.8      1,630.1         8.9
                   ---------      ------    ---------      ------   ---------      ------    ---------      ------
Total              $12,639.8      100.00%   $15,115.3      100.00%  $17,391.4      100.00%   $18,232.3      100.00%

      Source: Morgan Stanley Capital International (Quarterly 1993:1, 1994:1, 1995:1, 1996:1, 1997:1, 1998:1, 1999:1).


                             PURCHASES AND EXCHANGES


             (See "About Your Investment" in the Fund's prospectus.)


Additional Information About Opening An Account


      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Advisor or any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the Taxpayer Identification or Social Security number, address and telephone number. The investor must then call its bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must send the completed and signed application to the Fund promptly.


      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.


Minimum Balances

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act (UGMA) and Uniform Trust to Minor Act (UTMA) accounts), which amount may be changed by the Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

      The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (paid to the Fund) for any non-fiduciary/custodial account without an AIP in place and a balance of less then $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

      Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Family of Funds of $100,000 or more, as well as group retirement and certain other accounts, will not be subject to a fee or automatic redemption.

      Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


Additional Information About Making Subsequent Investments


      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three (3) business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions that are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by QuickBuy


      Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000 worth of shares. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be cancelled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.


      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks


      A certified check is not necessary, but checks for $100 or more are accepted subject to collection at full face value in United States funds and must be drawn on, or payable through, a United States bank.

      If shares of the Fund are purchased by a check that proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in the Fund or any of the other funds in the Scudder Family of Funds.


Wire Transfer of Federal Funds


      To obtain the net asset value determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. Eastern Standard Time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently , the Distributor pays a fee for receipt by the State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays that the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.


Share Price


      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.


Share Certificates


      Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund . Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account . Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


      The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified Tax Identification Number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or Tax Identification Number. A shareholder may avoid involuntary redemption by providing the Fund with a Tax Identification Number during the 30-day notice period.


      The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

Exchanges


      The procedure for exchanging shares from the Fund into shares of another Scudder fund, when the new account is established with the same registration, telephone option, dividend option and address as the present account is set forth under "Purchases and Redemptions -- Opening An Account" in the Fund's prospectus. If an exchange involves establishing a new account, at least $1000 must be exchanged. If the exchange is made into an existing account, at least $100 must be exchanged. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain a signature guarantee as described under "Purchases and Redemption -- Selling Fund Shares -- Signature guarantees" in the Fund's prospectus.


      Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading will be executed on the following business day. Notwithstanding the foregoing, if a shareholder requests to exchange his or her Japan Fund shares for shares in another fund in the Scudder Family of Funds, and in connection therewith receives Fund portfolio securities in payment for those Fund shares (see "REDEMPTIONS" below), there will be a delay in repurchasing shares in such other fund owing to the time required to liquidate such securities on the shareholder's behalf and to remit the proceeds of such liquidation to the Fund's transfer agent. Accordingly, an exchange order in those instances (1) may not be executed for up to seven business days after the exchange request is received in good order and (2) will be executed at the net asset value next determined after the transfer agent's receipt of such liquidation proceeds.


      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from the Fund or another Scudder Fund to an existing account in the Fund or another Scudder Fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.


      There is no charge to the shareholder for any exchange described above. An exchange into another fund in the Scudder Family of Funds is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such an exchange may be subject to backup withholding. (See "Taxes.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

                                   REDEMPTIONS


             (See "About Your Investment" in the Fund's prospectus.)


Redemption by Telephone

      Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 to their address of record. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates.


      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.


Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted for seven (7) business days following their purchase.

Redemption By QuickSell


      Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. Eastern Standard Time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed as explained in the Fund's prospectus.

      In order to ensure proper authorization before redeeming shares, the transfer agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.


      It is suggested that shareholders holding certificates shares or shares registered in other than individual names contact the Fund's transfer agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary or partnership, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) days after receipt of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.


      The requirements for the IRA redemptions are different from those for regular accounts. For more information call 1-800-53-JAPAN.

Redemption-in-Kind

      In the event the Fund's management determines that substantial distributions of cash would have an adverse effect on the Fund's remaining shareholders, the Fund reserves the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940 as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. The tax consequences to a redeeming shareholder are the same whether the shareholder receives cash or securities in payment for his shares.

      If redemption payment is made in portfolio securities, the redeeming shareholder will incur brokerage commissions and Japanese sales taxes in converting those securities into cash. In addition, the conversion of securities into cash may expose the shareholder to stock market risk and currency exchange risk.


      If a shareholder receives portfolio securities upon redemption of his Fund shares, he may request that such securities either (1) be delivered to him or his designated agent or (2) be liquidated on his behalf and the proceeds of such liquidation (net of any brokerage commissions and Japanese sales taxes) remitted to him.

Other Information

      All redemption requests must be directed to the Fund's transfer agent. Redemption requests that are delivered to the Fund rather than to the Fund's transfer agent will be forwarded to the transfer agent, and processed at the next calculated NAV after receipt by the transfer agent.


      The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge. Redemption of shares, including an exchange into another fund in the Scudder Family of Funds, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES")


      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.



                    FEATURES AND SERVICES OFFERED BY THE FUND


                (See "About the Fund" in the Fund's prospectus.)

The  No-Load Concept


      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.


      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules , a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


====================================================================================================================
                                Scudder                                Load Fund with 0.75%     No-Load Fund with
         YEARS               No-Load Fund         8.50% Load Fund           12b-1 Fee           0.25% 12b-1 Fee
--------------------------------------------------------------------------------------------------------------------
          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------
          15                     41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------
          20                     67,275                 61,557                 58,672                 64,282
====================================================================================================================

      Investors are encouraged to review the fee tables on page [ ] of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access


World Wide Web Site -- The address of the Scudder Funds site is http://investments.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. is available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.


      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders


      The Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Fund presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.


Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


      Scudder Corporate Bond Fund seeks a high level of current income through investment primarily in investment-grade corporate debt securities.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


      Scudder Dividend & Income Fund seeks high current income and long-term growth of capital through investment in income paying equity securities.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income and growth of income.


      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

      Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund** seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.

     Growth

      Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.


      Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth.


      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.


 GLOBAL EQUITY

     Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


      Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.


      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


      Scudder International Fund *** seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.


      Scudder Global Discovery Fund** seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.
***   Only International Shares are part of the Scudder Family of Funds.

INDUSTRY SECTOR FUNDS

     Choice Series

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFFERED SERIES

      Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

      Scudder Tax Managed Small Company Fund seeks long-term growth of capital on an after-tax basis through investment primarily in undervalued stocks of small U.S. companies.


      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS


             (See "Purchases" and "Exchanges and redemptions" in the
                              Fund's prospectus.)


      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

      Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account


      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account, which meets the requirements of Section 408(a) of the Internal Revenue Code.


      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681
-----------------------------------------------------------------------------------------------------------

Scudder Roth IRA:  Individual Retirement Account


      Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account, which meets the requirements of Section 408A of the Internal Revenue Code.


      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

      An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under

"Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan


      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor that may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


      The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


           (See "Distributions" and "Taxes" in the Fund's prospectus.)


      The Fund intends to follow the practice of distributing substantially all of net investment company taxable income as well as the entire excess of net realized long-term capital gains over net realized short-term capital losses.

      The Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made within three months of the Fund's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in additional shares of the Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent.

                        PERFORMANCE AND OTHER INFORMATION


               (See "Past performance " in the Fund's prospectus.)


      From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return is the average annual compound rate of return for, where applicable, the periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, that would compare the initial amount to the ending redeemable value of such investment according to the following formula and (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

         Where:

P         =        a hypothetical initial payment of $1,000
T         =        average annual total return
n         =        number of years
ERV       =        ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.


             Average Annual Total Return for periods ended 12/31/98

                    One Year          Five Years        Ten Years
                    --------          ----------        ---------

                     24.29%             -1.05%           -0.62%


Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

         Where:

C         =        cumulative total return
P         =        a hypothetical initial investment of $1,000
ERV       =        ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.


               Cumulative Total Return for periods ended 12/31/98

                    One Year          Five Years        Ten Years
                    --------          ----------        ---------

                     24.29%             -5.16%           -6.02%

Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

      The investment results of the Fund will tend to fluctuate over time, so that current distributions, total returns and capital change should not be considered representations of what an investment may earn in any future period. Actual distributions will tend to reflect changes in market yields, and will also depend upon the level of the Fund's expenses, realized investment gains and losses, and the results of the Fund's investment policies. Thus, at any point in time, current distributions or total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.

      Quotations of the Fund's performance are based on historical earnings and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

      Comparison of non-standard performance data of various investments is valid only if such performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

Comparison of Fund Performance2Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      Because some or all of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

      From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, the Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which the Fund's performance may be compared include, but are not limited to, the following:

The Europe/Australia/Far East (EAFE) Index
International Finance Corporation's Latin America Investable Total Return Index Morgan Stanley Capital International World Index
J.P. Morgan Global Traded Bond Index
Salomon Brothers World Government Bond Index
Nasdaq Composite Index
Wilshire 5000 Stock Index


      From time to time, in marketing and other Fund literature, Directors and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.


The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, which includes mutual fund performance data and recommendations for the mutual fund investor.


No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

      Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

      The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

      Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

      Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

      International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

                                FUND ORGANIZATION


                (See "About the Fund" in the Fund's prospectus.)


      The Fund was incorporated under the laws of the State of Maryland in 1961.

      The authorized capital stock of the Fund consists of 600,000,000 shares of a par value of $.33 1/3 each--all of one class and all having equal rights as to voting, redemption, dividends and liquidation. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights.

      The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

      To the knowledge of the Fund, no person is a control person of the Fund within the meaning ascribed to such term under the Securities Act of 1933, as amended.


      As of April 1, 1999, all Directors and officers of the Fund as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) XXX,XXX shares or X.XX% of the shares of the Fund.

      As of April 1, 1999, X,XXX,XXX shares in the aggregate, XX.XX5% of the outstanding shares of the Fund, were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104 who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      To the best of the Fund's knowledge, as of April 1, 1999, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.


                        INVESTMENT ADVISORY ARRANGEMENTS


              (See "Investment Adviser" in the Fund's prospectus.)


      At a special meeting held on December 21, 1993, shareholders of the Fund approved an Investment Management Agreement with Scudder, Stevens & Clark, Inc., succeeding Asia Management as the Fund's investment adviser. This agreement has the effect of reducing the total advisory fees paid by the Fund. The shareholders' approval of this agreement was ratified at a special meeting held on July 22, 1994.

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


      The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, as a result, the agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Fund's Board of Directors. At the special meetings of the Fund's shareholders held on October 16, 1997, the shareholders also approved the proposed new investment management agreement. The new investment management agreement became effective as of December 31, 1997. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, the Fund's existing investment management agreement with the Adviser was again deemed to have been assigned and, therefore, terminated. The Board of Directors approved a new investment management agreement (the "Agreement") with the Adviser, which is substantially identical to the investment management agreements dated December 31, 1997, except for the dates of execution and termination. The Agreement became effective on September 7, 1998 and was approved at a special shareholder meeting held on December 11, 1998.

      The Agreement dated September 7, 1998 was approved by the Fund's Board of Directors on July 9, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and by a vote either of the Fund's Board of Directors or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' notice and automatically terminates in the event of its assignment.


      Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Fund's Articles, By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Directors of the Fund may from time to time establish.

      Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the Commission and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

      The Adviser pays the compensation and expenses of all Directors, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such Directors, officers and employees of the Adviser as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

      For its services under the Agreement, the Adviser receives a monthly fee, payable in dollars, equal on an annual basis to 0.85 of 1% of the first $100 million of average daily net assets, 0.75 of 1% on assets in excess of $100 million up to and including $300 million, 0.70 of 1% on assets in excess of $300 million up to and including $600 million, and

0.65 of 1% of assets in excess of $600 million. For purposes of computing the monthly fee, the average daily net assets of the Fund is determined as of the close of business on each business day of each month throughout the year.

      Under the Agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors of the Fund with respect thereto. The custodian agreement provides that the custodian shall compute the net asset value.

      The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of any Fund for portfolio pricing services, if any.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS


                                                                                                         Position with
                                                                                                         Underwriter, Scudder
Name, Age and Address                   Position with Fund            Principal Occupation**             Investor Services, Inc.
---------------------                   ------------------            ----------------------             ----------------------
Henry Rosovsky (71)*                    Chairman of the Board and     Professor,                                      ___
Harvard University                      Director                      Harvard University
17 Quincy Street
Cambridge, MA  02138

Lynn Birdsong (52)#                     President                     Managing Director,                 Senior Vice President
                                                                      Scudder Kemper Investments, Inc.

William L. Givens (69)                  Director                      President,                                      ___
Twain Associates, Inc.                                                Twain Associates
553 Boylston Street
Brookline, MA 02146

                                                                                                         Position with
                                                                                                         Underwriter, Scudder
Name, Age and Address                   Position with Fund            Principal Occupation**             Investor Services, Inc.
---------------------                   ------------------            ----------------------             ----------------------

William H. Gleysteen, Jr. (72)          Director                      Consultant                                      ___
4937 Crescent Street
Bethesda, MD 20816

John F. Loughran (67)                   Director                      Retired Senior Adviser for Asia                 ___
711 Silvergate Avenue                                                 Pacific to J.P. Morgan & Co.,
Point Loma                                                            Inc.
San Diego, CA 92106

Yoshihiko Miyauchi (63)                 Director                      President and Chief Executive                   ___
World Trade Center                                                    Officer of ORIX Corporation
Building 2-4-1
Hamamatsu-cho, Minato-ku
Tokyo, Japan

William V. Rapp (60)                    Director                      Managing Director,                              ___
131 Begbie                                                            Rue Associates;
University of Victoria                                                Professor, University of
Victoria, BC  Canada                                                  Victoria;
                                                                      Senior Research Fellow,
                                                                      Columbia University Center on
                                                                      Japan Economy and Business

O. Robert Theurkauf (71)@#              Director                      Advisory Managing Director,                     ___
                                                                      Scudder Kemper Investments, Inc.

Hiroshi Yamanaka (86)                   Director                      Adviser to the Board,                           ___
Meiji Mutual Life                                                     The Meiji Mutual Life
Insurance Company                                                     Insurance Company
2-1-1, Marunouchi, Chiyoda-ku
Tokyo, Japan

Allan Comrie (79)                       Honorary Director             Director,                                       ___
40 Sheridan Drive                                                     Petroleum & Resources Corp.,
New Canaan, CT  06840                                                 The Adams Express Co.

Jonathan Mason (83)                     Honorary Director             Retired First Vice President                    ___
12092 Longwood Green Drive                                            Prudential-Bache Securities,
West Palm Beach, FL 33414                                             Inc.

James W. Morley (77)                    Honorary Director             Professor of Political Science                  ___
145 Piermont Road                                                     Emeritus
Closter, NJ 07624                                                     Columbia University

                                                                                                         Position with
                                                                                                         Underwriter, Scudder
Name, Age and Address                   Position with Fund            Principal Occupation**             Investor Services, Inc.
---------------------                   ------------------            ----------------------             ----------------------

Robert G. Stone, Jr. (76)               Honorary Director             Chairman of the Board                           ___
Kirby Corporation                                                     and Director,
405 Lexington Ave -  39th Fl.                                         Kirby Corporation
New York, NY 10174

Shoji Umemura (79)*                     Honorary Director             Board Counselor,                                ___
The Nikko Securities Co., Ltd.                                        The Nikko Securities Co., Ltd.
3-1-1, Marunouchi, Chiyoda-ku
Tokyo, Japan

Elizabeth J. Allan (45)#                Vice President                Senior Vice President,                          ___
                                                                      Scudder Kemper Investments, Inc.

William E. Holzer (48)#                 Vice President                Managing Director,                              ___
                                                                      Scudder Kemper Investments, Inc.

Thomas W. Joseph (59)+                  Vice President                Senior Vice President,             Director, Vice President,
                                                                      Scudder Kemper Investments, Inc.   Treasurer and Assistant
                                                                                                         Clerk

Seung K. Kwak (37)#                     Vice President                Managing Director,                              ___
                                                                      Scudder Kemper Investments, Inc.

Miyuki Wakatsuki (62)                   Vice President                General Manager,                                ___
17-9, Nihonbashi-Hakozakicho                                          Japan Fund Office,
Chuo-Ku                                                               Nikko International Capital
Tokyo 103, Japan                                                      Management Co., Ltd.

Gina Provenzano (56)#                   Vice President and            Vice President,                                 ___
                                        Treasurer                     Scudder Kemper Investments, Inc.

Kathryn L. Quirk (45)#                  Vice President and Secretary  Managing Director,                 Director, Senior Vice
                                                                      Scudder Kemper Investments, Inc.   President, Chief Legal
                                                                                                         Officer and Assistant Clerk

Thomas F. McDonough (51)+               Assistant Secretary           Senior Vice President,             Clerk
                                                                      Scudder Kemper Investments, Inc.

John R. Hebble (40)+                    Assistant Treasurer           Senior Vice President,                          ___
                                                                      Scudder Kemper Investments, Inc.

* Director considered by the Fund and its counsel to be an "interested person" (as defined in the 1940 Act) of the Fund or its investment manager because of his affiliation with a broker-dealer.


** Unless otherwise stated, all the directors and officers of the Fund have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

@ Director considered by the Fund and its counsel to be an "interested person" (as defined in the 1940 Act) of the Fund or of its investment manager because of his employment by Scudder Kemper.

#     Address = 345 Park Avenue, New York, New York 10154-0010.

+     Address = Two International Place, Boston, Massachusetts 02110-4103

      The Executive Committee of the Fund's Board of Directors, which currently consists of Messrs. Loughran, Theurkauf and Rosovsky, has and may exercise any or all of the powers of the Board of Directors in the management of the business and affairs of the Fund when the Board is not in session, except as provided by law and except the power to increase or decrease, or fill vacancies on, the Board.

                                  REMUNERATION


                          [THIS SECTION TO BE UPDATED]

      Several of the officers and Directors of the Fund may be officers of Scudder Kemper Investments, Inc. or of The Nikko Securities Co., Ltd. The Fund pays direct remuneration only to those officers of the Fund who are not affiliated with Scudder or their affiliates. Each of the Directors who are not affiliated with Scudder Kemper Investments, Inc. or The Nikko Securities Co., Ltd. will be paid by the Fund. Each of these unaffiliated Directors receives an annual Director's fee of $6,000 with the exception of the Chairman of the Board, who receives $16,000 annually. Each Director also receives fees of $1,000 for attending each meeting of the Board and $750 for attending each committee meeting, or meeting held for the purpose of considering arrangements between the Fund and Scudder Kemper Investments, Inc., or any of its other affiliates. Each unaffiliated Director also receives $750 per committee meeting attended. As of July 30, 1992, Honorary Directors of the Fund received $1,000 for each Board meeting attended. For the year ended December 31, 1998, total expenses were $XXX,XXX of which $XXX,XXX were fee related and $XX,XXX was pension plan related.


      Under the Fund's Directors' Retirement Plan (the "Retirement Plan"), Non-Interested Directors retiring at or after age 72 with five or more years of service are entitled to receive, each year for ten years, a payment equal to 50 to 100 percent (depending on the number of years of service) of the basic annual Directors' retainer on the retirement date. Non-interested Directors who retire after age 62 but before age 72 are entitled to the same annual payments, reduced by 3 percent for each year by which their retirement precedes age 72. The obligations of the Fund to pay benefits and expenses under the Retirement Plan will not be secured or funded in any manner and such obligations will not have preference over the lawful claims of the Fund's creditors or stockholders. Upon the retirement of a Non-interested Director, the Fund, at its option, may purchase an annuity contract to meet its obligation to the Non-interested Director.


      Scudder supervises the Fund's investments, pays the compensation and certain expenses of its personnel who serve as Directors and officers of the Fund and receives a management fee for its services. Several of the Fund's officers and Directors are also officers, Directors, employees or stockholders of Scudder or Nikko International Capital Management Co., Ltd., and participate in the fees paid to those firms, although the Fund makes no direct payments to them other than for reimbursement of travel expenses in connection with their attendance at Directors' and committee meetings.

      The following table shows the aggregate compensation received by each unaffiliated director during 1998 from The Japan Fund and from all Scudder funds as a group.

----------------------------------------------------------------------------------------------------------------------
                                                                             Estimated
                                                  Pension or Retirement       Annual                 Total
                                  Aggregate        Benefits Accrued As     Benefits Upon     Compensation From the
Name of Director                Compensation*     Part of Fund Expenses     Retirement     Fund and Fund Complex **
----------------------------------------------------------------------------------------------------------------------
William L. Givens                  $17,750                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
William H. Gleysteen, Jr.          $14,750                                                               (14 Funds)
----------------------------------------------------------------------------------------------------------------------
John F. Loughran                        $0                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
Yoshihiko Miyauchi                      $0                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
William V. Rapp                    $14,750                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
Henry Rosovsky                     $24,750                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
Hiroshi Yamanaka                        $0                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
Tristan E. Beplat
Honorary Director                       $0                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
Allan Comrie
Honorary Director                   $5,196                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
Jonathan Mason
Honorary Director                   $6,000                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
James W. Morley
Honorary Director                   $7,000                                                                 (1 Fund)
----------------------------------------------------------------------------------------------------------------------
Robert G. Stone, Jr.
Honorary Director                   $8,000                                                                (2 Funds)
----------------------------------------------------------------------------------------------------------------------


*    Includes pension or retirement benefits.
**   Includes pension or retirement benefits accrued.

                                   DISTRIBUTOR


      The Fund has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. This underwriting agreement dated September 7, 1998 will remain in effect until October 31, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the Fund's Board of Directors who are interested persons of any such party and by vote of a majority of the Fund's Board of Directors or a majority of the outstanding voting securities of the Fund. The underwriting agreement was ratified by the Fund's Board of Directors on October 15, 1998.

      Under the principal underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Fund's registration statement and prospectuses and any amendments and supplements thereto; the registration and qualification of shares for sale in the various jurisdictions, including registering the Fund as a broker/dealer in various jurisdictions, as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.


      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of the Fund's shares.

      NOTE: Although the Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

      As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES


           (See "Distributions" and "Taxes" in the Fund's prospectus.)


United States Federal Income Taxation

      The following is a general discussion of certain U.S. federal income tax consequences relating to the status of the Fund and to the tax treatment of distributions by the Fund to shareholders. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations, Revenue Rulings and judicial decisions as of the date hereof, all of which may be changed either retroactively or prospectively. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Fund, persons who borrow in order to acquire shares, and certain foreign taxpayers).

      Prospective shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

The Fund and its Investments. The Fund intends to qualify for and elect the special tax treatment applicable to "regulated investment companies" under Sections 851-855 of the Code.

      To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, securities of other regulated investment companies, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies) or in any issuers of the same industry that are controlled by the Fund. The Fund anticipates that, in general, its foreign currency gains will be directly related to its principal business of investing in stock and securities.

      Qualification and election as a "regulated investment company" involve no supervision of investment policy or management by any government agency. As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net investment income and net long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that at least 90% of its "investment company taxable income" (determined without regard to the deduction for dividends paid) is distributed or deemed distributed. The Fund will generally be subject to tax at regular U.S. federal corporate income tax rates on any income or gains which are not treated as distributed and, under certain circumstances, in respect of investments in passive foreign investment companies as described below. Furthermore, the Fund will also be subject to a U.S. federal corporate income tax with respect to distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the applicable distribution requirement. Although all or a portion of the Fund's taxable income (including any net capital gains) for a calendar year may be distributed in January of the following year, such a distribution may be treated for U.S. federal income tax purposes as having been received by shareholders during the calendar year. In addition, the Fund intends to make sufficient distributions in a timely manner in order to ensure that it will not be subject to the 4% U.S. federal excise tax on certain undistributed income of regulated investment companies.

      The Fund generally intends to distribute all of its net investment income, net short-term capital gains and net long-term capital gains (which consist of net long-term capital gains in excess of net short-term capital losses) in a timely manner. If any net capital gains are retained by the Fund for reinvestment, requiring Federal income taxes to be paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of U.S. federal income taxes paid by the Fund on such gains as a credit or refund against his own U.S. federal income tax liability and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and the related credit or refund.


      The Fund may invest in shares of certain foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). If the Fund received a so-called "excess distribution" with respect to PFIC stock, the Fund itself might be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund would be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor would be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year would be characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      Recently enacted legislation will allow the Fund to make an election to mark to market its shares of PFICs in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. If the Fund's adjusted basis in the shares of a PFIC exceeds the shares' fair market value at the end of a taxable year, the Fund would be entitled to a deduction equal to the lesser of (a) this excess and (b) its previous income inclusions in respect of such stock under the mark-to-market rules that have not been offset by such deductions. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income that is not subject to a fund level tax when distributed by the Fund as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.


      Exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund and may limit the Fund's ability to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

      The Fund's transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund or defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to "mark-to-market" certain types of the positions in its portfolio (i.e., treat them as if they were sold), and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund intends to monitor these transactions and to make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract, or hedged investment and will generally attempt to mitigate any adverse effects of these rules in order to minimize or eliminate its tax liabilities and to prevent disqualification of the Fund as a regulated investment company.

Distributions. Distributions to shareholders of the Fund's net investment income and distributions of net short-term capital gains will be taxable as ordinary income to shareholders. Generally, dividends paid by the Fund will not qualify for the dividends-received deduction available to corporations, because the Fund's income generally will not consist of dividends paid by U.S. corporations. Distributions of the Fund's net capital gains (designated as capital gain dividends by the Fund) will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder and are not eligible for the dividends-received deduction. The Fund will designate the portions of any capital gains dividend that are taxable at a rate of 28% and 25% in the hands of individuals and other non-corporate shareholders. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's adjusted basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder held his shares of the Fund as capital assets).

      Shareholders electing to receive distributions in the form of additional shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the fair market value, determined as of the distribution date, of the shares received and will have a cost basis in each share received equal to the fair market value of a share of the Fund on the distribution date.

      All distributions of net investment income and net capital gains, whether received in shares or in cash, must be reported by each shareholder on his U.S. federal income tax return. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to shareholders as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at the time includes the amount of the forthcoming distribution, the distribution will nevertheless be taxable to them.

Sale or Redemption of Shares. A shareholder may recognize a taxable gain or loss if the shareholder sells or redeems his shares (which includes exchanging his shares for shares of another Scudder Fund). A shareholder will generally be subject to taxation based on the difference between his adjusted tax basis in the shares sold or redeemed and the value of the cash or other property received by him in payment therefor.

      A shareholder who receives securities upon redeeming his shares will have a tax basis in such securities equal to their fair market value on the redemption date. A shareholder who subsequently sells any securities received pursuant to a redemption will recognize taxable gain or loss to the extent that the proceeds from such sale are greater or less than his tax basis in such securities.

      Any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will generally be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Long-term capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of shares will be taxed at the rate of 28% if the shareholder's period for the shares is not more that 18 months and at the rate of 20% if the shareholder's period for the shares is more than 18 months. Any loss realized on a sale or redemption will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of shares held for six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such shares. For purposed of determining whether shares have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales. It is unclear how capital losses that are treated as long-term under this rule offset gains taxable at the rate of 28% and 20%, respectively, in the hands of individuals and other non-corporate shareholders.

Foreign Taxes. As set forth below under "Japanese Taxation," it is expected that certain income of the Fund will be subject to Japanese withholding taxes. If the Fund is liable for foreign income taxes, including such Japanese withholding taxes, the Fund expects to meet the requirements of the Code for "passing-through" to its shareholders the foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass-through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election a shareholder will: (a) include in gross income (in addition to taxable dividends actually received) the shareholder's pro rata share of the foreign income taxes paid by the Fund; (b) treat the shareholder's pro rata share of such foreign income taxes as having been paid by the shareholder; and
(c) subject to certain limitations, be entitled either to deduct the shareholder's pro rata share of such foreign income taxes in computing the shareholder's taxable income or to use it as a foreign tax credit against U.S. income taxes. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder's election to deduct rather than credit such foreign taxes may increase the shareholder's alternative minimum tax liability, if applicable. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.


      Generally, a credit for foreign income taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (before the credit) attributable to the shareholder's total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund that qualifies as foreign source income. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of the shareholder's proportionate share of the foreign income taxes paid by the Fund. A shareholder's ability to claim a credit for foreign taxes paid by the Fund may also be limited by applicable period requirements.

      If the Fund does not make the election, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.


Backup Withholding. The Fund will be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Foreign Shareholders. A "Foreign Shareholder" is a person or entity that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign partnership, or a nonresident fiduciary of a foreign estate or trust. If a distribution of the Fund's net investment income and net short-term capital gains to a Foreign Shareholder is not effectively connected with a U.S. trade or business carried on by the investor, such distribution will be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty.

      Foreign Shareholders may be subject to an increased U.S. federal income tax on their income resulting from the Fund's election (described above) to "pass-through" amounts of foreign taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

      A Foreign Shareholder generally will not be subject to U.S. federal income tax with respect to gain on the sale or redemption of shares of the Fund, distributions from the Fund of net long-term capital gains, or amounts retained by the Fund which are designated as undistributed capital gains unless the gain is effectively connected with a trade or business of such shareholder in the United States. In the case of a Foreign Shareholder who is a nonresident alien individual, however, gain arising from the sale or redemption of shares of the Fund, distributions of net long-term capital gains and amounts retained by the Fund which are designated as undistributed capital gains ordinarily will be subject to U.S. income tax at a rate of 30% if such individual is physically present in the U.S. for 183 days or more during the taxable year and, in the case of gain arising from the sale or redemption of Fund shares, either the gain is attributable to an office or other fixed place of business maintained by the shareholder in the United States or the shareholder has a "tax home" in the United States.

      The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of investment in the Fund.

Notices. Shareholders will be notified annually by the Fund as to the U.S. federal income tax status of the dividends, distributions, and deemed distributions made by the Fund to its shareholder. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Japanese Taxation

      The operations of the Fund as described herein do not, in the opinion of Nagashima & Ohno, Japanese counsel for the Fund, involve the creation in Japan of a "permanent establishment" of the Fund by reason only of dealing in Japanese securities (whether or not such dealings are effected through securities firms or banks licensed in Japan) provided such dealings are conducted by the Fund from outside of Japan or by the Fund's independent agent acting in the ordinary course of its business in Japan, pursuant to the tax convention between the United States and Japan (the "Convention") as currently in force. Pursuant to the Convention, a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by a Japanese corporation to the Fund. Pursuant to the present terms of the Convention, interest received by the Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. In the opinion of Nagashima & Ohno, pursuant to the Convention, capital gains of the Fund arising from its investments as described herein are not taxable in Japan.

      Generally, the Fund will be subject to the Japan securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

      Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

      The Directors review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.


      Total brokerage commissions paid by the Fund amounted to $X,XXX,XXX for 1998, $1,764,425 for 1997 and $2,268,924 for 1996. Of such amounts, commissions were paid by the Fund for brokerage services rendered by The Nikko Securities Co., Ltd. ("Nikko Securities") in respect of portfolio transactions by the Fund in the amounts of $XX,XXX for 1998, $68,159 for 1997 and $303,671 for 1996.
Such amounts represented X.XX%, 3.86% and 13.38% of the total brokerage commissions paid by the Fund in such years, respectively. The advisory fee paid to NICAM was not reduced because of such brokerage commissions. During the years ended December 31, 1998, 1997 and 1996, there were no commissions paid or accrued by the Fund to J.P. Morgan Securities Asia, Ltd. The rate of total portfolio turnover of the Fund for the years 1998, 1997 and 1996 was XX.X%. 96.4% and 72.6%, respectively.


                                 NET ASSET VALUE


      The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price on the exchange on which it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security that is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, will be its most recent sale price. Lacking any sales, the security will be valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation, the security will be valued at the most recent bid quotation as of the Value Time.

      Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.


      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner that, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.


      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


      The financial statements of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted accounting standards and the preparation of federal tax returns.


Public Official Documents

      The documents referred to after the tabular and textual information appearing herein under the caption "JAPAN AND THE JAPANESE ECONOMY" and "SECURITIES MARKETS IN JAPAN" as being the source of the statistical or other information contained in such tables or text are in all cases public official documents of Japan, its agencies, The Bank of Japan or the Japanese Stock Exchange, with the exception of the public official documents of the United Nations and of the International Monetary Fund.

Other Information

      Many of the investment changes in the Fund will be made at prices different from those market prices prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Fund's investment adviser in light of the objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

      The CUSIP number of The Japan Fund, Inc. is 471070-10-2.

      The Fund employs Davis Polk and Wardwell as the Fund's counsel.

      The Fund employs Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, as Custodian and Fund Accounting Agent. Sumitomo Trust and Banking Co. (Tokyo Office) is employed as Sub-Custodian.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02205-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended December 31, 1997, the Fund was charged by Scudder Service Corporation $516,112, of which $37,442 was unpaid at December 31, 1997.

      The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.

                              FINANCIAL STATEMENTS


      The financial statements of The Japan Fund, Inc., are attached hereto on pages XX through XX, inclusive, in the Annual Report to the shareholders of the Fund dated December 31, 1998, and are deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

      The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

      Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa". Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

      S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree". Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

      Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+". Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

      Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations".

      S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+".

      Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1".

Municipal Notes

      Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated

"MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

      S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

      Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2".

                              THE JAPAN FUND, INC.

                            PART C. OTHER INFORMATION

Item 23             Exhibits
-------             --------

                    (a)      (a)(1)   Articles of Amendment and Restatement of the Articles of
                                      Incorporation dated January 7, 1992.
                                      (Incorporated by reference to Exhibit 1(b) to the Post-Effective
                                      Amendment No. 11 to the Registration Statement.)

                             (a)(2)   Articles of Amendment dated December 23, 1997 is filed herein.

                    (b)      (b)(1)   Registrant's By-Laws as amended through July 23, 1993 is filed herein.

                             (b)(2)   Amendment to Registrant's By-Laws dated July 22, 1995 is filed herein.

                             (b)(3)   Amendment to Registrant's By-Laws dated April 25, 1996.
                                      (Incorporated by reference to Exhibit 2(d) to Post-Effective
                                      Amendment No. 10 to the Registration Statement.)

                             (b)(4)   Amendment to Registrant's By-Laws dated October 25, 1996.
                                      (Incorporated by reference to Exhibit 2(e) to Post-Effective
                                      Amendment No. 10 to the Registration Statement.)

                             (b)(5)   Amendment to Registrant's By-Laws dated October 16, 1997 is filed herein.

                             (b)(6)   Amendment to Registrant's By-Laws dated August 14, 1998 is filed herein.

                    (c)               Not Applicable.

                    (d)      (d)(1)   Investment Management Agreement between the Registrant and Scudder
                                      Kemper Investments, Inc. dated September 7, 1998 is filed herein.

                    (e)      (e)(1)   Underwriting Agreement between the Registrant and Scudder Investor
                                      Services, Inc. dated September 7, 1998 is filed herein.

                    (f)               Not Applicable.

                    (g)      (g)(1)   Custodian Agreement between the Registrant and Brown Brothers dated
                                      April 21, 1995.
                                      (Incorporated by reference to Exhibit 8(c) to Post-Effective
                                      Amendment No. 9 to the Registration Statement.)

                    (h)      (h)(1)   Transfer Agency and Service Agreement and Fee Schedule between the
                                      Registrant and Scudder Service Corporation dated May 1, 1990.
                                      (Incorporated by reference to Exhibit 9(a)(1) to the Post-Effective
                                      Amendment No. 11 to the Registration Statement.)

                                 Part C - Page 1

                             (h)(2)   Shareholder Service Agreement and Fee Schedule between the
                                      Registrant and Scudder Service Corporation dated August 14, 1987.
                                      (Incorporated by reference to Exhibit 9(b)(1) to the Post-Effective
                                      Amendment No. 11 to the Registration Statement.)

                             (h)(3)   COMPASS and TRAK 2000 Service Agreement dated July 19, 1996.
                                      (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                      Amendment No. 10 to the Registration Statement.)

                    (i)               Not Applicable.

                    (j)               Consent of Independent Auditors, to be filed by amendment.

                    (k)               Not Applicable.

                    (l)               Not Applicable.

                    (m)               Not Applicable.

                    (n)               Financial Data Schedule, to be filed by amendment.

                    (o)               Not Applicable.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent, error or accidental omission in the scope of their duties.

                  Article Eighth of Registrant's Articles of Amendment and Restatement of the Articles of Incorporation dated January 7, 1992 provides as follows:

                           EIGHTH: (1) Each director and officer (and his heirs,
                  executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon receipt by the Corporation of a written opinion of independent counsel selected by the Board of Directors, or the adoption by a majority of the entire Board (in which majority there shall not be included any director who shall have or shall at any time have had any financial interest adverse to the Corporation in such action, suit or proceeding or the subject matter or outcome thereof) of a resolution, to the effect that the director or officer has no liability

                                 Part C - Page 2
                  by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Such a determination by independent counsel or by the Board of Directors and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the director or officer was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other right to which the officers and directors may be entitled according to law.

                           (2) To the fullest extent permitted by Maryland
                  statutory or decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or its stockholders for money damages. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal. This paragraph (2) shall not protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would be otherwise subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

                                 Part C - Page 3

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

                                 Part C - Page 4

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

                                 Part C - Page 5

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Thomas F. McDonough               Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President and
         345 Park Avenue                   Assistant Clerk                         Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Registrant at its offices, 345 Park Avenue, New York, NY 10154 with the exception of the accounts, books and other documents relating to the duties of the registrant's custodian, which are maintained by the registrant's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

                                 Part C - Page 6

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                 Part C - Page 7

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 26th day of February, 1999.

                                               THE JAPAN FUND, INC.


                                               By /s/Lynn Birdsong
                                                  ------------------------------
                                                  Lynn Birdsong
                                                  President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Henry Rosovsky
--------------------------------------
Henry Rosovsky*                             Chairman of the Board and Director           February 26, 1999


/s/Lynn Birdsong
--------------------------------------
Lynn Birdsong                               President (Principal Executive               February 26, 1999
                                            Officer)


/s/Gina Provenzano
--------------------------------------
Gina Provenzano*                            Treasurer (Principal Financial and           February 26, 1999
                                            Accounting Officer) and Vice President


/s/Peter Booth
--------------------------------------
Peter Booth                                 Director                                     February 26, 1999


/s/William L. Givens
--------------------------------------
William L. Givens*                          Director                                     February 26, 1999


/s/William H. Gleysteen, Jr.
--------------------------------------
William H Gleysteen, Jr.*                   Director                                     February 26, 1999


/s/Thomas M. Hout
--------------------------------------
Thomas M. Hout                              Director                                     February 26, 1999



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/John F. Loughran
--------------------------------------
John F. Loughran*                           Director                                     February 26, 1999


/s/Yoshihiko Miyauchu
--------------------------------------
Yoshihiko Miyauchi*                         Director                                     February 26, 1999


/s/William V. Rapp
--------------------------------------
William V. Rapp*                            Director                                     February 26, 1999


/s/O. Robert Theurkauf
--------------------------------------
O. Robert Theurkauf*                        Director                                     February 26, 1999


/s/Hiroshi Yamanaka
--------------------------------------
Hiroshi Yamanaka*                           Director                                     February 26, 1999


/s/Takeo Shiina
--------------------------------------
Takeo Shiina                                Director                                     February 26, 1999








*By:   /s/Kathryn L. Quirk
       -------------------------------
       Kathryn L. Quirk,
       Attorney-in-fact pursuant to powers of
       attorney contained in the signature pages of
       Post- Effective Amendment No. 9 to the
       Registration Statement.

                                                            File No. 33-13863
                                                            File No. 811-1090

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 14

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 25

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                              THE JAPAN FUND, INC.

                                 THE JAPAN FUND

                                  EXHIBIT INDEX

                                     (a)(2)
                                     (b)(1)
                                     (b)(2)
                                     (b)(5)
                                     (b)(6)
                                     (d)(1)
                                     (e)(1)